INVENTORIES (Schedule of Inventory) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Inventory [Line Items]
Inventories	¥ 21,610	$ 3,312	¥ 4,341
Inventory, Gross	22,259	3,411	5,741
Less: inventory provision	(649)	(99)	(1,400)
Medicine [Member]
Inventory [Line Items]
Inventories	5,276	809	2,625
Medical material [Member]
Inventory [Line Items]
Inventories	16,031	2,456	1,728
Low-value Consumables [Member]
Inventory [Line Items]
Inventories	¥ 952	$ 146	¥ 1,388